WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 42.1%
FHLMC - 10.0%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	$202,147,696	$215,789,696
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	153,278	176,712
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-1/1/49	29,371,403	31,756,529
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/50	349,390,448	370,436,854
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/47-3/1/50	461,422,032	485,475,090
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/48-3/1/50	55,887,390	60,197,239
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	7/1/20-11/1/48	16,357,298	17,802,834
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-8/1/47	48,787,219	53,398,812
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	557,880	660,278
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	335,778	394,008
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	20,898,112	22,337,329
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,937,143	2,131,671
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-3/1/49	111,398,112	117,735,971
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	189,546	218,870
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-4/1/49	78,794,103	85,266,020

Total FHLMC				1,463,777,913

FNMA - 28.1%
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-6/1/57	480,713,320	520,028,083
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-12/1/48	74,441,621	80,587,678
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	4,147,238	4,758,971
Federal National Mortgage Association (FNMA)	2.810%	4/1/25-8/1/31	6,108,758	6,792,883

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	$34,524	$35,449
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	1,521,532	1,755,330
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,247,677
Federal National Mortgage Association (FNMA)	3.640%	11/1/28	2,161,000	2,494,273
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	1,863,000	2,093,093
Federal National Mortgage Association (FNMA)	3.300%	4/1/29	1,343,000	1,536,814
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,633,058	2,969,194
Federal National Mortgage Association (FNMA)	3.190%	5/1/29	1,325,619	1,495,282
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	4,119,286	4,694,239
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	1,873,000	2,133,740
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	986,000	1,131,176
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	2,016,136
Federal National Mortgage Association (FNMA)	2.740%	8/1/29	2,740,461	3,020,795
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,629,614
Federal National Mortgage Association (FNMA)	2.520%	10/1/29	1,120,000	1,212,541
Federal National Mortgage Association (FNMA)	2.260%	2/1/30	2,500,000	2,667,985
Federal National Mortgage Association (FNMA)	2.300%	2/1/30	1,300,000	1,394,159
Federal National Mortgage Association (FNMA)	2.060%	3/1/30	4,600,000	4,830,767
Federal National Mortgage Association (FNMA)	2.260%	3/1/30	8,300,000	8,596,984	(a)(b)
Federal National Mortgage Association (FNMA)	2.140%	3/26/30	1,402,000	1,430,916	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	1.700%	4/1/30	$2,000,000	$2,040,469	(a)(b)(c)
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-9/1/57	119,653,923	130,115,926
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	1,253,783	1,450,692
Federal National Mortgage Association (FNMA)	2.870%	7/1/31-8/1/31	4,925,000	5,512,254
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	9,078,247	10,078,275
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	6,358,000	7,061,385
Federal National Mortgage Association (FNMA)	2.800%	8/1/31	3,492,681	3,890,146
Federal National Mortgage Association (FNMA)	2.840%	8/1/31	3,313,000	3,706,013
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	4,289,729	4,799,214
Federal National Mortgage Association (FNMA)	2.860%	8/1/31	3,672,000	4,119,961
Federal National Mortgage Association (FNMA)	2.920%	8/1/31	148,000	165,744
Federal National Mortgage Association (FNMA)	2.980%	8/1/31	179,112	201,438
Federal National Mortgage Association (FNMA)	2.670%	9/1/31-10/1/34	4,510,200	4,939,650
Federal National Mortgage Association (FNMA)	2.240%	10/1/31	2,100,000	2,227,930
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	4,112,000	4,433,145
Federal National Mortgage Association (FNMA)	2.320%	2/1/32	2,100,000	2,247,818
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	843,636	1,003,819
Federal National Mortgage Association (FNMA)	1.850%	4/1/32	1,900,000	1,940,375	(a)(b)(c)
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	1,600,000	1,660,813	(a)(b)(c)
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	7,550,000	8,216,688

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	$3,417,337	$3,811,244	(d)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	2,341,940	2,642,291
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-3/1/50	1,274,822,869	1,343,615,998
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	798,849,499	848,111,463
Federal National Mortgage Association (FNMA)	4.500%	10/1/48-1/1/50	59,357,131	63,964,446	(e)
Federal National Mortgage Association (FNMA)	4.500%	4/1/50-5/1/50	581,800,000	625,853,400	(b)
Federal National Mortgage Association (FNMA)	3.000%	5/1/50	35,500,000	37,198,730	(b)
Federal National Mortgage Association (FNMA)	3.500%	5/1/50	149,200,000	157,511,261	(b)
Federal National Mortgage Association (FNMA)	4.000%	5/1/50	10,400,000	11,088,299	(b)
Federal National Mortgage Association (FNMA)	5.000%	5/1/50	27,600,000	29,750,572	(b)
Federal National Mortgage Association (FNMA)	2.500%	6/1/50	109,900,000	113,392,977	(b)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.956%)	4.006%	11/1/35	355,347	359,516	(d)

Total FNMA				4,111,665,731

GNMA - 4.0%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	28,112	31,447
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	3,509,615	4,091,779
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	13,196	14,015
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,837,954	2,063,151
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	177,763	202,308
Government National Mortgage Association (GNMA)	5.000%	1/15/40	42,410	47,325

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	$13,712,107	$14,600,945
Government National Mortgage Association (GNMA)	3.500%	6/15/48	3,412,889	3,676,948
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	2,381,660	2,722,692
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	519,348	608,781
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-4/20/49	120,204,963	128,269,597
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-1/20/49	29,455,667	31,601,086
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	171,830,429	182,954,534
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	62,064,776	66,168,961
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-2/20/50	111,032,191	119,588,470
Government National Mortgage Association (GNMA) II	4.500%	5/1/50	26,900,000	28,556,031	(b)

Total GNMA				585,198,070

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,973,654,868)				6,160,641,714

CORPORATE BONDS & NOTES - 27.4%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	4.450%	5/15/21	663,000	678,542
AT&T Inc., Senior Notes	3.400%	5/15/25	12,000,000	12,504,787
AT&T Inc., Senior Notes	3.800%	2/15/27	3,457,000	3,615,865
AT&T Inc., Senior Notes	6.100%	7/15/40	9,000	11,384
AT&T Inc., Senior Notes	4.350%	6/15/45	12,415,000	13,171,312
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	913,000	913,077
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	226,040
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,176,035
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,552,000	2,719,976
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,431,000	3,671,608

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	$2,387,000	$2,470,233
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,114,000	2,355,456
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	2,066,807
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	10,984,013
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,915,255
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,494,254
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	31,438,000	37,133,036
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,671,401
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	5,726,000	6,432,789
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	4,341,856
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	6,740,666
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	775,256
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	2,266,000	2,913,720
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	2,230,000	2,649,381

Total Diversified Telecommunication Services				129,632,749

Entertainment - 0.0%
Viacom Inc., Senior Notes	4.250%	9/1/23	645,000	658,818
Viacom Inc., Senior Notes	3.875%	4/1/24	322,000	315,666
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	50,083
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,846,783

Total Entertainment				3,871,350

Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	3,761,000	3,749,528

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$1,864,000	$1,982,359
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	946,509
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	6,453,248
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	27,404,438
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	202,392
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,197,000	8,869,052
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,996,512
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,465,610
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,114,855
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	2,320,000	2,425,723
Comcast Corp., Senior Notes	3.950%	10/15/25	4,955,000	5,398,253
Comcast Corp., Senior Notes	3.150%	3/1/26	1,505,000	1,580,435

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	4.150%	10/15/28	$26,781,000	$30,134,078
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	4,254,206
Comcast Corp., Senior Notes	4.250%	10/15/30	14,767,000	17,223,565
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,898,117
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,585,000
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,866,693
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,545,791
Comcast Corp., Senior Notes	3.750%	4/1/40	920,000	1,040,795
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	749,465
Comcast Corp., Senior Notes	4.000%	3/1/48	1,080,000	1,279,938
Comcast Corp., Senior Notes	4.700%	10/15/48	3,472,000	4,517,289
Comcast Corp., Senior Notes	3.450%	2/1/50	5,270,000	5,801,227
Fox Corp., Senior Notes	4.709%	1/25/29	685,000	752,306	(f)
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	20,991,646	(f)
Fox Corp., Senior Notes	5.576%	1/25/49	575,000	690,339	(f)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,436,000	2,443,720
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,340,394
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	495,933
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,119,803
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	5,347,010
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	18,885

Total Media				177,685,114

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	4,533,000	4,592,671
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	1,512,000	1,502,796	(f)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	8,496,750	8,486,129	(f)

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	$1,406,000	$1,446,415	(f)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	9,830,000	10,403,207

Total Wireless Telecommunication Services				26,431,218

TOTAL COMMUNICATION SERVICES				337,620,431

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.1%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	949,000	933,260	(f)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	878,000	876,251	(f)
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,496,000	856,460
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	8,014,000	7,893,790
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	578,501
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	3,381,677
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	531,114
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,097,000	1,064,607
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,087,490
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	760,601

Total Automobiles				17,963,751

Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	14,694,000	13,288,787
McDonald’s Corp., Senior Notes	1.450%	9/1/25	6,900,000	6,595,209
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,893,000	3,032,187
McDonald’s Corp., Senior Notes	3.500%	3/1/27	994,000	1,036,199
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,605,195
McDonald’s Corp., Senior Notes	2.125%	3/1/30	3,770,000	3,505,857
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	4,345,331
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	6,881,351
McDonald’s Corp., Senior Notes	4.200%	4/1/50	3,470,000	3,898,449
Sands China Ltd., Senior Notes	4.600%	8/8/23	5,508,000	5,664,923
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	7,312,992

Total Hotels, Restaurants & Leisure				57,166,480

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.0%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	$1,682,000	$1,709,193
Newell Brands Inc., Senior Notes	4.200%	4/1/26	179,000	176,156

Total Household Durables				1,885,349

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	6,755,004
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	8,040,478
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	4,299,237
Amazon.com Inc., Senior Notes	4.050%	8/22/47	2,355,000	3,082,069
Prosus NV, Senior Notes	3.680%	1/21/30	6,950,000	6,305,805	(f)
QVC Inc., Senior Secured Notes	5.950%	3/15/43	90,000	61,336

Total Internet & Direct Marketing Retail				28,543,929

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,459,371
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,380,000	3,469,838
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	910,339
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,030,000	5,270,311
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	3,091,842
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	1,400,000	1,601,144
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	6,090,000	7,383,092

Total Specialty Retail				26,185,937

Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	6,305,301
NIKE Inc., Senior Notes	3.250%	3/27/40	3,970,000	4,169,794
NIKE Inc., Senior Notes	3.375%	3/27/50	11,560,000	12,647,060

Total Textiles, Apparel & Luxury Goods				23,122,155

TOTAL CONSUMER DISCRETIONARY				154,867,601

CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	13,909,256
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	11,619,933
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,614,000	3,724,811
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	847,000	850,917
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,212,000	2,316,354

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	$4,254,000	$4,574,576
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,460,000	1,542,366
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,245,000	17,970,257
Coca-Cola Co., Senior Notes	4.125%	3/25/40	1,390,000	1,697,681
Coca-Cola Co., Senior Notes	4.200%	3/25/50	6,450,000	8,446,954
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	770,000	775,840
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,485,206
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	367,175
PepsiCo Inc., Senior Notes	4.000%	3/5/42	430,000	474,332
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,359,902
PepsiCo Inc., Senior Notes	3.875%	3/19/60	1,700,000	2,146,447
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	5,588,000	5,745,741	(f)

Total Beverages				81,007,748

Food & Staples Retailing - 0.2%
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	395,859	493,384
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,676,175	5,077,008
Walmart Inc., Senior Notes	3.050%	7/8/26	7,308,000	7,879,136
Walmart Inc., Senior Notes	3.700%	6/26/28	9,233,000	10,383,378

Total Food & Staples Retailing				23,832,906

Food Products - 0.2%
Danone SA, Senior Notes	2.077%	11/2/21	4,218,000	4,226,274	(f)
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,447,664	(f)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,320,114	(f)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	704,000	705,671	(f)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,970,000	1,964,230
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,798,000	2,725,292
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	292,385
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	34,240

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - (continued)
Mars Inc., Senior Notes	2.700%	4/1/25	$3,269,000	$3,366,754	(f)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	10,238,091	(f)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	600,000	596,365	(f)

Total Food Products				34,917,080

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,960,575
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,814,727
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	3,540,000	4,137,864
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	4,890,000	6,026,516

Total Household Products				15,939,682

Tobacco - 0.7%
Altria Group Inc., Senior Notes	4.750%	5/5/21	2,902,000	2,965,520
Altria Group Inc., Senior Notes	3.490%	2/14/22	2,185,000	2,237,050
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,657,000	1,667,327
Altria Group Inc., Senior Notes	3.800%	2/14/24	2,418,000	2,455,579
Altria Group Inc., Senior Notes	4.400%	2/14/26	17,347,000	18,291,607
Altria Group Inc., Senior Notes	4.800%	2/14/29	16,496,000	17,204,670
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,615,000	6,168,250
Altria Group Inc., Senior Notes	5.950%	2/14/49	14,034,000	16,299,567
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,791,000	1,977,720
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	16,754,896
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,767,000	5,276,384
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,567,000	1,577,451
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,337,240
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,600,106
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,574,294
Reynolds American Inc., Senior Notes	3.250%	6/12/20	906,000	903,315

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Reynolds American Inc., Senior Notes	6.150%	9/15/43	$1,110,000	$1,207,890
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,737,550

Total Tobacco				108,236,416

TOTAL CONSUMER STAPLES				263,933,832

ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	192,000	181,574
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	833,502

Total Energy Equipment & Services				1,015,076

Oil, Gas & Consumable Fuels - 4.2%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	698,750
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	49,887
Apache Corp., Senior Notes	5.100%	9/1/40	6,063,000	2,687,188
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	3,133,489
Apache Corp., Senior Notes	4.750%	4/15/43	9,824,000	4,363,152
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	7,887,652
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	6,511,000	6,676,272
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	6,680,602
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,880,840
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	18,680,000	17,502,933
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	143,000	144,289
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,916,000	1,938,058
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	923,208
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,162,002
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	2,030,000	1,783,194	(f)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	19,770,000	17,177,733	(f)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,872,000	1,477,896
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	8,869,000	5,952,541

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	$12,940,000	$8,681,864
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	9,932,000	10,492,634
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	7,218,000	8,095,380
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	6,394,000	6,841,669
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,571,000	1,316,943
Concho Resources Inc., Senior Notes	3.750%	10/1/27	4,894,000	4,159,779
Concho Resources Inc., Senior Notes	4.300%	8/15/28	18,873,000	16,331,146
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	397,617
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	573,000	706,483
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,190,000	1,218,503
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	1,493,993
Continental Resources Inc., Senior Notes	4.375%	1/15/28	23,549,000	10,930,612
Continental Resources Inc., Senior Notes	4.900%	6/1/44	4,480,000	1,960,298
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,196,327
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,080,000	5,603,415
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	132,281
Devon Energy Corp., Senior Notes	5.000%	6/15/45	8,640,000	5,541,594
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	2,685,000	1,881,237
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,760,000	1,301,740
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,260,000	1,601,327
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	900,000	615,428
Ecopetrol SA, Senior Notes	5.875%	5/28/45	40,605,000	36,394,871
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,152,840
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	7,020,000	5,890,286

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	$1,907,000	$1,580,945
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	3,738,000	3,106,156
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	18,980,000	14,713,467
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	1,664,000	1,431,217
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,993,243
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,311,982
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	16,966,233
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	498,719
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	541,843
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,707,432
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	426,880
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	730,000	732,752
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	1,440,000	1,391,099
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	3,740,000	3,341,665
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	530,000	451,526
EOG Resources Inc., Senior Notes	4.150%	1/15/26	7,033,000	7,212,747
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	6,863,855
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	6,970,000	7,387,198
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,120,938
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	13,632,578
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	6,867,096
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,348,242
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	10,603,000	10,486,367	(f)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	7,863,000	7,850,482	(f)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	$2,803,000	$2,787,584	(f)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	2,472,000	2,440,857
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	346,141
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,754,540
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	125,700
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	680,052
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	736,902
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	538,405
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,840,049
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	18,477,588
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	4,270,000	4,369,738
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	1,120,000	1,092,274
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	3,291,901
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,486,063
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,377,269
MPLX LP, Senior Notes	4.700%	4/15/48	7,377,000	5,737,447
MPLX LP, Senior Notes	5.500%	2/15/49	3,224,000	2,729,692
Noble Energy Inc., Senior Notes	3.850%	1/15/28	8,880,000	6,294,904
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,179,000	1,873,351
Noble Energy Inc., Senior Notes	4.950%	8/15/47	7,918,000	4,626,812
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	3,412,000	2,684,796
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,093,000	798,379
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	4,926,000	3,516,909
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	347,982
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	10,350,000	5,675,279
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	8,500,000	4,356,472

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	$627,000	$332,203
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	1,224,627
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	1,048,466
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	5,482,690
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	4,402,549
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	1,061,784
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	7,895,471
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	2,151,557
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	958,792
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	704,045
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	1,418,045
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	1,974,821
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	7,362,583	(f)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,081,000	2,976,246
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,077,097
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	25,909,000	23,798,777	(f)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	2,705,597
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,821,000	3,639,900
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,880,000	2,493,695
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	8,360,690

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	$4,478,000	$2,963,115
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	194,842	(f)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	132,198	(f)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	931,000	927,193
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,871,234
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	8,205,650
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,689,414
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	4,736,357
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,213,815
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	19,525,017	(f)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,798,323
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	540,000	426,701
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	1,802,086	(f)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	19,397,470
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,630,000	1,344,643
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	10,810,000	4,729,527
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	1,700,000	897,085	(d)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	331,000	331,833
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	2,370,000	2,175,700
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,473,852
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	24,504

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	$6,365,000	$6,926,554
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	1,863,555

Total Oil, Gas & Consumable Fuels				615,730,004

TOTAL ENERGY				616,745,080

FINANCIALS - 8.6%
Banks - 6.2%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	2,024,000	2,014,597	(f)
ABNAMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,363,275	(f)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,489,189
Banco Santander SA, Senior Notes	4.379%	4/12/28	1,636,000	1,654,738
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.968%	4/12/23	2,149,000	2,066,144	(d)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,765,883
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,324,071
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,327,825
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,861,434
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	11,752,160
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,289,534	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	15,924,166	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,105,381	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	7,900,254	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	$3,717,000	$3,960,984	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	5,232,332	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	24,497,635	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	28,855,684	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	13,880,446	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,763,517
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,030,920
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,179,661
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	16,120,000	17,173,322
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	2,700,000	3,478,539
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,279,310	(d)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	1,970,000	1,966,578	(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,206,000	3,425,958	(f)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,249,934	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,848,000	2,981,640	(d)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,446,179	(f)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	8,441,743	(f)

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	$16,281,000	$16,988,692	(d)(f)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	10,064,000	11,128,329	(d)(f)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,923,697	(d)(f)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,795,510	(f)
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	12,212,992
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	4,846,838
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	8,081,149
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,022,083
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	18,096,946	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	19,270,066	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	9,864,248	(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,880,192
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,765,179
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	2,985,636
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,408,190
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	26,453,856
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	496,822
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	719,250
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	741,651
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,678,134
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	804,674
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,567,000	1,485,890
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,520,000	3,645,782
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	13,933,269

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	$9,027,000	$9,263,041
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	804,261
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,774,095	(d)(f)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,476,477	(f)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,489,753	(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,299,051	(f)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	5,360,000	5,340,085	(d)(f)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,536,781	(d)(f)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	6,636,000	6,684,526
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,791,000	7,836,350
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,061,084
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	2,919,116
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	11,075,976	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	13,872,000	14,236,714	(d)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,204,535	(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	11,159,000	11,848,968	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	1,916,000	1,969,685
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	4,567,000	4,724,864
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	9,890,593	(f)

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	$2,266,000	$2,158,593	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,264,825	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,414,717	(f)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,175,000	5,234,455
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	1,433,000	1,436,838
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	537,000	551,154
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	20,638,400	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,252,231	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	19,380,980	(d)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	6,242,386
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	10,602,086
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,426,976
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	10,745,142
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	887,000	876,242
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	90,000	91,181	(f)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	11,284,000	11,257,999
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	1,970,000	2,103,273
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,578,957	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,908,443

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	$4,720,000	$4,808,482	(f)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	3,896,000	3,894,397
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	3,609,000	3,653,206
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,053,393	(d)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	13,546,408	(d)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,893,000	2,968,263
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,791,000	1,783,682
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	725,000	830,448	(f)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	397,000	400,648	(f)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	450,503	(f)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	4,648,000	4,705,441
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,006,000	5,111,250
US Bank NA, Senior Notes	3.150%	4/26/21	3,546,000	3,576,913
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	5/1/20	20,383,000	19,802,492	(d)(g)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/1/86	7,000	6,199
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	537,000	548,845
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	12,377,960
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,872,803
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	9,414,033
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	16,240,000	16,119,089	(d)

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	$4,440,000	$5,046,471	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	55,550,000	71,538,425	(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,858,727
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	138,127
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	13,585,469
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	505,860
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,828,478
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,667,443
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,114,283
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	17,317,200
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	14,557,736
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,352,000	4,357,144

Total Banks				900,952,759

Capital Markets - 1.8%
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,441,560
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,814,277
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,900,375	(d)(f)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	6,780,000	6,956,934	(d)(e)(f)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	457,000	479,769
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/1/20	32,000	23,416	(d)(g)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	$340,000	$342,059
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	815,000	841,785
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	304,302
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,880,609
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,682,000
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,059,649
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,412,237
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	10,336,331
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	7,405,779
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	7,066,000	8,409,644
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	13,433,000	13,506,437	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	9,213,017	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	12,236,000	12,663,796	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	22,565,000	24,064,063	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	8,731,740
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,042,223
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	20,774,313
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	365,728	(f)

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/1/20	$1,430,000	$0	*(a)(c)(g)(h)(i)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(a)(c)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(a)(c)(i)(j)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,436,000	2,459,153
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	14,720,000	14,447,440	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	20,970,000	21,979,426	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	7,863,339	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	5,042,701	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	2,100,000	2,924,753	(d)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,085,612
UBS AG, Senior Notes	4.500%	6/26/48	179,000	214,975	(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,771,000	26,124,041	(d)(f)(g)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,161,183	(f)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,842,315	(f)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,923,000	16,717,849	(f)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,299,000	4,183,324	(d)(f)

Total Capital Markets				269,698,154

Consumer Finance - 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,117
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	20,950,772

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
American Express Credit Corp., Senior Notes	2.375%	5/26/20	$4,030,000	$4,029,954
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	6,838,162	(d)(f)

Total Consumer Finance				31,829,005

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	6,334,000	5,812,666
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	421,000	389,391
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	7,236,000	6,597,803	(d)(f)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	16,724,000	16,445,229
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.570%	12/21/65	3,743,000	1,535,771	(d)(f)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,349,000	3,338,326
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	869,000	819,127	(f)

Total Diversified Financial Services				34,938,313

Insurance - 0.2%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	92	128	(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.450%	2/12/23	2,341	2,242	(d)(f)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	5,081,000	4,077,053
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	9,071,174

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	$400,000	$313,595
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,039,000	1,040,195
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,235,090
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	6,663,167
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	129,491	(f)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,992,525	(f)

Total Insurance				26,524,660

TOTAL FINANCIALS				1,263,942,891

HEALTH CARE - 2.7%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,188,383	(f)
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	26,362,403	(f)
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,306,516
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,672,213	(f)
AbbVie Inc., Senior Notes	3.200%	11/21/29	26,650,000	26,921,754	(f)
AbbVie Inc., Senior Notes	4.250%	11/21/49	500,000	538,013	(f)
Amgen Inc., Senior Notes	2.125%	5/1/20	967,000	966,426
Amgen Inc., Senior Notes	3.875%	11/15/21	1,970,000	1,975,082
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,191,000	1,194,642
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,533,966
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,854,028
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	874,434
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	5,086,291

Total Biotechnology				96,474,151

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,649,000	2,963,096
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,346,475
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	5,044,187
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	6,421,000	6,431,030

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	$1,229,000	$1,262,150
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,484,996
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,350,000	1,454,819
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	549,805

Total Health Care Equipment & Supplies				21,536,558

Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	763,229
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	2,060,459
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,860,263
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,713,486
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,826,702
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	7,070,068
Cigna Corp., Senior Notes	3.400%	9/17/21	3,251,000	3,314,619
Cigna Corp., Senior Notes	3.750%	7/15/23	5,762,000	5,934,785
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,677,696
Cigna Corp., Senior Notes	4.375%	10/15/28	22,102,000	23,777,723
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	352,161
CVS Health Corp., Senior Notes	3.350%	3/9/21	1,179,000	1,185,821
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	189,553
CVS Health Corp., Senior Notes	3.700%	3/9/23	11,248,000	11,697,170
CVS Health Corp., Senior Notes	4.100%	3/25/25	5,221,000	5,532,604
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,841,191
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,832,248
CVS Health Corp., Senior Notes	4.300%	3/25/28	35,724,000	38,287,607
CVS Health Corp., Senior Notes	3.750%	4/1/30	5,970,000	6,159,567
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	15,536,703
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	2,229,056
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	6,002,789
CVS Health Corp., Senior Notes	5.050%	3/25/48	6,978,000	8,003,800
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	671,473
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,789,267
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	11,421,575
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	859,249
Humana Inc., Senior Notes	4.950%	10/1/44	1,110,000	1,265,512
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	270,718

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	$3,126,000	$3,126,480
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,442,000	1,448,445
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,624,000	2,676,812
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,021,000	1,105,480
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	932,962
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	760,116
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,139,959
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	4,704,389
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	7,179,394

Total Health Care Providers & Services				198,201,131

Pharmaceuticals - 0.5%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	1,424,000	1,479,750
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	4,066,000	4,170,093
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	233,000	257,235
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	2,722,000	2,740,169	(f)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,412,064	(f)
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,266,536	(f)
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	537,000	568,455	(f)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,317,000	10,955,342	(f)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	3,385,000	3,884,649	(f)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	7,299,000	7,765,627	(f)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	$23,036,000	$25,484,267	(f)
Bristol-Myers Squibb Co., Senior Notes	5.250%	8/15/43	1,030,000	1,404,274	(f)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,728,000	2,319,899	(f)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	394,547
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,566,131
Pfizer Inc., Senior Notes	2.625%	4/1/30	5,260,000	5,537,850
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,769,540

Total Pharmaceuticals				78,976,428

TOTAL HEALTH CARE				395,188,268

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,271,363
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,378,925
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,594,873
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	4,969,642
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	12,205,004
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	436,489
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,246,436
General Dynamics Corp., Senior Notes	4.250%	4/1/50	1,380,000	1,742,445
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,036,572
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	583,265
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	7,093,000	7,100,610
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	9,772,593
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,087,365
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	4,950,000	6,722,416
Raytheon Co., Senior Notes	3.125%	10/15/20	1,146,000	1,152,005
United Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,474,466

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
United Technologies Corp., Senior Notes	4.125%	11/16/28	$3,300,000	$3,630,343
United Technologies Corp., Senior Notes	5.400%	5/1/35	18,000	22,177
United Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	966,489

Total Aerospace & Defense				74,393,478

Airlines - 0.0%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	212,629	210,745
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	106,647	112,777

Total Airlines				323,522

Building Products - 0.1%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	1,960,000	1,933,607	(f)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	4,810,000	4,688,659	(f)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	890,000	852,944	(f)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	8,500,000	7,882,326	(f)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	3,300,000	2,923,834	(f)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	3,900,000	3,384,272	(f)

Total Building Products				21,665,642

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,608,539
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,280,971
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,681,463
Waste Management Inc., Senior Notes	4.600%	3/1/21	842,000	837,819
Waste Management Inc., Senior Notes	3.500%	5/15/24	958,000	996,923
Waste Management Inc., Senior Notes	3.200%	6/15/26	1,961,000	2,044,924
Waste Management Inc., Senior Notes	3.450%	6/15/29	2,731,000	2,806,563
Waste Management Inc., Senior Notes	4.000%	7/15/39	12,391,000	13,530,374
Waste Management Inc., Senior Notes	4.150%	7/15/49	6,812,000	7,857,006

Total Commercial Services & Supplies				37,644,582

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	$5,615,000	$5,617,588
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,807,462

Total Electrical Equipment				8,425,050

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	16,105,304
3M Co., Senior Notes	3.050%	4/15/30	1,190,000	1,241,357
3M Co., Senior Notes	3.700%	4/15/50	4,170,000	4,726,291
General Electric Co., Senior Notes	5.550%	5/4/20	4,237,000	4,247,931
General Electric Co., Senior Notes	4.375%	9/16/20	952,000	952,625
General Electric Co., Senior Notes	4.625%	1/7/21	9,103,000	9,134,394
General Electric Co., Senior Notes	4.650%	10/17/21	9,860,000	10,040,344
General Electric Co., Senior Notes	6.750%	3/15/32	788,000	937,356
General Electric Co., Senior Notes	5.875%	1/14/38	690,000	797,735
General Electric Co., Senior Notes	6.875%	1/10/39	25,683,000	31,862,666
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	678,390

Total Industrial Conglomerates				80,724,393

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,950,031
Deere & Co., Senior Notes	3.750%	4/15/50	4,420,000	5,059,690
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,903,185	(f)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	3,120,000	2,997,083	(f)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	9,110,000	8,911,554	(f)

Total Machinery				21,821,543

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,429,634
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,376,146
Union Pacific Corp., Senior Notes	3.950%	9/10/28	10,066,000	10,818,970
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	5,895,734
Union Pacific Corp., Senior Notes	3.839%	3/20/60	8,150,000	8,640,234	(f)
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	7,008,555

Total Road & Rail				39,169,273

Transportation Infrastructure - 0.2%
DP World PLC, Senior Notes	5.625%	9/25/48	28,679,000	24,311,647	(f)

TOTAL INDUSTRIALS				308,479,130

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	4.854%	4/27/35	$1,730,000	$1,877,912
Harris Corp., Senior Notes	5.054%	4/27/45	1,881,000	2,082,720

Total Communications Equipment				3,960,632

Internet Software & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	25,712,000	27,336,979	(f)

IT Services - 0.2%
International Business Machines
Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,479,239
Mastercard Inc., Senior Notes	3.375%	4/1/24	2,552,000	2,696,163
Visa Inc., Senior Notes	2.200%	12/14/20	1,361,000	1,366,912
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,677,489
Visa Inc., Senior Notes	4.300%	12/14/45	3,063,000	3,873,189

Total IT Services				32,092,992

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	940,158
Intel Corp., Senior Notes	4.600%	3/25/40	3,010,000	3,711,066
Intel Corp., Senior Notes	4.750%	3/25/50	17,735,000	24,027,694
Intel Corp., Senior Notes	4.950%	3/25/60	6,360,000	8,869,846
NVIDIA Corp., Senior Notes	2.850%	4/1/30	3,870,000	4,043,954
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	9,228,830
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,080,000	18,624,156
NVIDIA Corp., Senior Notes	3.700%	4/1/60	4,630,000	5,192,226
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	9,014
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	5,771,159
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	7,962,231

Total Semiconductors & Semiconductor Equipment				88,380,334

Software - 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	18,440,000	18,536,007
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,445,918
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,097,495
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,496,368
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	14,226,811
Microsoft Corp., Senior Notes	3.300%	2/6/27	24,180,000	26,896,084
Microsoft Corp., Senior Notes	3.450%	8/8/36	233,000	260,556
Microsoft Corp., Senior Notes	4.100%	2/6/37	45,000	54,412

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	35

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	3.700%	8/8/46	$2,570,000	$3,098,657
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,075,000	1,360,469
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,604,086
salesforce.com Inc., Senior Notes	3.700%	4/11/28	17,872,000	19,825,618

Total Software				107,902,481

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	3,869,000	3,884,669
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	10,492,507
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	4,973,712
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	16,299,000	16,301,091	(f)

Total Technology Hardware, Storage & Peripherals				35,651,979

TOTAL INFORMATION TECHNOLOGY				295,325,397

MATERIALS - 1.6%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	16,500,608	(f)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,588,532	(f)

Total Chemicals				21,089,140

Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,500,623	(f)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,239,944	(f)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,093,361	(f)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	13,750,000	12,557,177
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,857,000	7,960,975
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	929,217
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	10,513,563
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	380,001
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	10,196,154

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/ 25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	$4,890,000	$5,193,204	(d)(f)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	14,115,556	(f)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,056,977	(f)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,084,000	1,083,946	(f)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	143,682	(f)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	2,660,658	(f)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	13,020,000	11,990,133	(f)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,437,000	5,881,023	(f)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	3,445,000	3,162,092	(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	30,468,000	31,143,916
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,346,000	5,713,465
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	28,677,000	31,130,891
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	3,208,000	3,595,575
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	6,129,385

Total Metals & Mining				184,371,518

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	28,645,000	26,991,969

TOTAL MATERIALS				232,452,627

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,744,411	(f)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,319,493	(f)

TOTAL REAL ESTATE				5,063,904

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	37

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.9%
Electric Utilities - 0.9%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	$269,000	$302,918
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,334,212	(f)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	9,618,000	8,978,812	(f)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	779,000	788,656
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,654,642
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,924,737
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,283,427
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	3,824,000	3,910,390
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,102,000	15,373,926
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	32,649,143
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	1,970,000	2,161,742
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	7,588,191
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	3,743,000	3,638,786	(f)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	6,672,000	7,001,363	(f)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	16,014,000	15,858,744	(k)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,326,000	14,529,404	(f)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,103,772

Total Electric Utilities				129,082,865

Multi-Utilities - 0.0%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,763,601
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,984,870

Total Multi-Utilities				4,748,471

TOTAL UTILITIES				133,831,336

TOTAL CORPORATE BONDS & NOTES (Cost - $4,129,827,096)				4,007,450,497

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.3%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	27,381,336

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 13.1%
U.S. Treasury Bonds	3.625%	2/15/44	$70,500,000	$104,444,649
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	138,580,235
U.S. Treasury Bonds	2.750%	8/15/47	83,502,000	110,659,721
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	88,022,958
U.S. Treasury Bonds	3.125%	5/15/48	115,130,000	163,147,305
U.S. Treasury Bonds	3.000%	2/15/49	14,520,000	20,234,414
U.S. Treasury Bonds	2.875%	5/15/49	64,640,000	88,220,975
U.S. Treasury Bonds	2.250%	8/15/49	257,740,000	314,070,286
U.S. Treasury Bonds	2.000%	2/15/50	136,530,000	158,329,468
U.S. Treasury Notes	1.500%	10/31/21	730,000	744,956
U.S. Treasury Notes	2.500%	2/15/22	19,120,000	19,938,948
U.S. Treasury Notes	1.500%	10/31/24	16,220,000	17,060,779
U.S. Treasury Notes	1.500%	11/30/24	73,310,000	77,207,457
U.S. Treasury Notes	1.750%	12/31/24	127,620,000	135,905,330
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	49,160,044
U.S. Treasury Notes	1.875%	7/31/26	104,370,000	113,176,219
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	33,310,829
U.S. Treasury Notes	1.625%	11/30/26	245,420,000	262,887,003
U.S. Treasury Notes	1.750%	11/15/29	25,150,000	27,635,527
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,212,000	2,204,398

Total U.S. Government Obligations				1,924,941,501

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,737,114,985)				1,952,322,837

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 7.7%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	1.137%	7/25/46	732,649	554,595	(d)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	2.194%	10/27/46	7,164,960	7,171,509	(d)(f)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.414%	6/20/35	43,326	29,459	(d)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	1.777%	2/27/37	6,285,866	6,036,110	(d)(f)
Bear Stearns ARM Trust, 2004-9 24A1	4.537%	11/25/34	1,074,055	916,135	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	39

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Benchmark Mortgage Trust, 2020- IG1 AS	2.909%	9/15/43	$13,280,000	$13,111,201
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.955%	7/15/35	21,879,000	18,850,623	(d)(f)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	1.705%	4/15/34	8,956,000	8,326,861	(d)(f)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.625%	10/15/36	7,069,964	6,826,614	(d)(f)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,581,833	(d)
CHL Mortgage Pass-Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	1.387%	5/25/35	300,529	222,514	(d)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.786%	4/25/35	33,015	23,926	(d)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.635%	11/15/36	5,821,000	5,027,553	(d)(f)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,844,853
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	9,502,432
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,543,954	(d)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	17,000,000	18,027,055
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	12,269,000	12,716,730	(f)
Commercial Mortgage Trust, 2013- 300P B	4.394%	8/10/30	4,057,000	4,210,125	(d)(f)
Commercial Mortgage Trust, 2013- CR12 AM	4.300%	10/10/46	448,000	467,096
Commercial Mortgage Trust, 2013- CR12 B	4.762%	10/10/46	394,000	401,195	(d)
Commercial Mortgage Trust, 2013- CR12 C	5.071%	10/10/46	188,000	176,517	(d)
Commercial Mortgage Trust, 2015- CR24 AM	4.028%	8/10/48	7,541,000	7,891,140	(d)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	9,771,000	9,839,151	(f)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Commercial Mortgage Trust, 2014- UBS2 XA, IO	1.170%	3/10/47	$16,395,188	$593,939	(d)
Commercial Mortgage Trust, 2014- 277P A	3.611%	8/10/49	2,830,000	2,955,451	(d)(f)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	16,680,151	(d)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	14,860,865
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	12,744,725	12,504,921	(d)(f)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	63,071,236	64,512,912	(d)(f)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.685%	5/15/36	24,332,000	23,258,813	(d)(f)
CSMC Trust, 2019-RPL9 A1	3.319%	10/27/59	41,804,831	41,064,108	(d)(f)
CSMC Trust, 2015-12R 2A1	2.161%	11/30/37	10,887,617	10,503,227	(d)(f)
CSMC Trust, 2019-NQM1 A1	2.656%	10/25/59	29,043,447	28,204,762	(f)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	1.397%	6/25/34	68,898	60,297	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006- PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.995%	4/15/36	5,852,234	4,821,287	(d)(f)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	16,675,721	16,925,083	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX	1.666%	12/31/49	10,000,000	1,165,243	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	0.733%	4/25/20	3,270,835	33	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.478%	10/25/21	1,551,804	29,199	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	9,611,000	11,367,660

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.709%	4/25/29	$17,896,447	$989,552	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	0.949%	6/25/29	15,649,383	1,139,253	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.238%	6/25/29	10,114,000	1,008,586	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	1.006%	9/25/29	8,194,344	571,036	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.837%	10/25/29	14,392,258	954,369	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.306%	12/25/26	272,486,256	5,178,792	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.369%	12/25/27	92,738,922	2,349,800	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	0.965%	5/25/26	16,109,640	827,246	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	16,577,383	1,100,042	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.638%	10/25/26	34,990,090	1,262,023	(d)

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	$25,079,400	$1,130,487	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	20,212,963	1,472,664	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1513 A3	2.797%	8/25/34	1,694,000	1,888,628
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.204%	6/25/27	17,491,079	1,097,618	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	8,047,292
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,855,462	2,209,449
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	1,685,490	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 1345 A, PO	0.000%	7/15/22	32	32
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	2,894,785	3,288,410
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	5.585%	11/15/36	454,522	91,118	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	5.725%	2/15/37	1,156,334	245,459	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	43

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.325%	9/15/37	$875,113	$171,959	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	5.525%	1/15/40	257,321	51,301	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,003,720	1,109,710
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.245%	10/15/41	1,003,258	160,160	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	5.785%	12/15/41	492,748	102,313	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.345%	8/15/39	820,328	156,740	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.295%	8/15/42	1,559,183	254,967	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	998,054	95,313
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.495%	5/15/39	613,303	41,230	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	4,086,543	427,024
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.545%	9/15/42	967,468	147,674	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,548,921	112,293

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	$1,052,117	$61,680
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.245%	2/15/44	1,838,375	275,714	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.295%	5/15/44	735,469	150,134	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.354%	4/15/41	989,552	48,319	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	13,963,478	14,709,244
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	10,318,192	10,763,014
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	10,609,747	10,976,914
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	2	0	(i)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	371,282	26,812
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	8/15/44	488,797	100,858	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.295%	12/15/46	6,839,247	1,372,634	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	3.147%	2/25/24	1,700,934	1,694,534	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	2.597%	4/25/24	2,283,409	2,245,696	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	Rate	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016- DNA1 M2 (1 mo. USD LIBOR + 2.900%)	3.847%	7/25/28	$1,960,248	$1,949,451	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	2.197%	7/25/29	27,524,494	24,471,142	(d)(f)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.641%	5/25/22	73,370,447	764,850	(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.541%	8/25/22	52,434,920	516,044	(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.465%	2/25/43	771,389	860,131	(d)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.000%	1/25/24	58,073,032	656,260	(d)
Federal National Mortgage Association (FNMA) ACES, 2015- M4, X2, IO	0.390%	7/25/22	23,078,565	182,978	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.463%	12/25/24	133,026,743	2,433,698	(d)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,900,000	2,096,792	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.124%	4/25/28	1,100,000	1,226,867	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,401,387
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,648,000	5,400,860
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	8,418,000	9,528,582

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	$9,466,061	$10,775,596
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.831%	6/25/34	5,982,731	411,942	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.593%	6/25/29	9,978,109	445,958	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	885,871	947,573
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,599,484	6,050,755	(d)
Federal National Mortgage Association (FNMA) ACES, 2019- M27 A2	2.700%	11/25/40	2,000,000	2,185,273
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	9,776,027	10,025,978
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,694,091	1,799,422
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	7	44
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	16	15
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	5.693%	12/25/36	967,884	206,830	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	5.533%	4/25/40	592,541	110,262	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	4,555,967	4,864,781

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	47

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	$891,283	$1,035,022
Federal National Mortgage Association (FNMA) REMIC, 2011-99KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	5.753%	10/25/26	462,764	47,994	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	115,863	127,169
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	5.553%	4/25/42	1,324,513	247,444	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	834,220	966,920
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	331,179	406,954
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.703%	2/25/41	250,721	19,319	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	64,118	61,568
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.703%	3/25/42	1,129,283	206,717	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	128,235	123,026
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.653%	7/25/42	340,977	61,612	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	526,978	33,134

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	12/25/42	$1,046,718	$199,210	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	12/25/42	672,781	132,242	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,600,388	1,938,507
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	4,027,036	4,638,476
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	1,561,761	191,864
Federal National Mortgage Association (FNMA) REMIC, 2013- 026 HI, IO	3.000%	4/25/32	1,433,712	62,383
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,403,291	247,321
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	6/25/43	2,457,858	471,238	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.003%	12/25/43	4,943,583	840,893	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	9/25/41	2,261,533	310,509	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.212%	8/25/44	2,633,775	169,109	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	8/25/45	1,122,685	248,607	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.153%	9/25/46	$6,405,890	$1,261,784	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.153%	10/25/57	13,763,532	2,175,356	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.253%	11/25/47	4,113,910	729,840	(d)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	346,143	60,960
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	125,378	15,494
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	65,547	8,251	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	60,765	8,117	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	83,891	10,571
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	428,995	78,769
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,475,933	91,233
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	1,848,162	100,569
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,720,221	210,557
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	1,829,721	283,556

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	$1,316,032	$186,249
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	776,651	99,188
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	24,448,229	24,898,257	(d)(f)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	45,129,865	156,709	(f)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	5,954,706	5,912,355	(d)(f)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	0.875%	4/15/35	562,885	513,968	(d)(f)
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	55,551	55,587
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	5.727%	3/20/39	65,069	1,960	(d)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	5.707%	4/20/40	133,860	28,319	(d)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	3,352,638	3,592,997
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	762,908	829,976
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	5.777%	6/20/40	1,939,161	407,576	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.877%	1/20/40	212,024	19,416	(d)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	4,702,958	4,998,889

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.163%	3/20/60	$1,602,239	$1,588,656	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.613%	5/20/60	774,897	776,187	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.012%	8/20/58	547,329	540,450	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.042%	12/20/60	1,013,083	997,959	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.062%	12/20/60	1,803,896	1,781,472	(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.162%	1/20/61	1,244,742	1,231,500	(d)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.162%	12/20/60	1,421,511	1,405,056	(d)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.112%	2/20/61	1,196,710	1,182,313	(d)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.142%	3/20/61	2,103,521	2,081,740	(d)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.162%	3/20/61	1,635,041	1,619,622	(d)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.931%	4/16/53	17,043,114	452,585	(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.277%	3/20/42	2,104,157	457,966	(d)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.264%	3/16/49	7,943,546	52,901	(d)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	$981,048	$35,150
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	192,841	11,615
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	8/16/42	931,922	200,216	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.239%	2/16/53	11,373,799	148,919	(d)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.495%	10/16/42	956,426	217,078	(d)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.416%	5/16/54	11,353,171	184,773	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	85,366,489	1,155,768	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.500%	11/16/47	34,213,906	930,813	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.695%	11/16/47	7,753,996	8,074,063	(d)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.038%	9/16/44	10,886,422	421,534	(d)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.229%	2/16/46	15,275,000	626,512	(d)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	2,126,557	56,189
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.445%	6/16/43	834,392	109,551	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2014-17 AM	2.570%	6/16/48	$678,554	$703,715	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.132%	2/16/48	2,405,681	39,255	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.780%	9/16/55	8,128,248	387,678	(d)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.427%	8/20/44	7,946,860	1,722,443	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,723,904	121,232
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	801,056	806,911
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.725%	8/16/54	24,069,683	960,946	(d)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.876%	4/16/55	30,373,602	1,482,873	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,825,912	422,785
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	15,133,772	2,413,519
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	10/16/46	2,273,488	570,322	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.721%	8/16/58	17,008,756	935,425	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.786%	7/16/58	9,576,587	542,034	(d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.739%	2/16/59	12,814,384	789,724	(d)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.665%	4/16/57	$16,809,854	$924,903	(d)
Government National Mortgage Association (GNMA), 2017-157 IO	0.570%	12/16/59	12,949,027	688,944	(d)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.665%	3/16/60	6,062,072	333,852	(d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.686%	11/20/67	752,095	78,198	(d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,340,408	3,518,977
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.654%	5/16/60	15,818,869	993,048	(d)
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	5,288,098	5,463,238
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	1.962%	2/20/68	7,055,411	6,942,724	(d)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	1.962%	5/20/68	11,152,186	10,966,304	(d)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	1.962%	5/20/68	5,215,880	5,114,029	(d)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	14,056,985	14,579,312
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	7,512,012	7,882,133
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	6,774,007	7,255,138
Government National Mortgage Association (GNMA), 2020-28 AH	2.300%	11/16/61	6,990,940	7,085,283
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	2.005%	9/15/31	26,400,000	24,766,632	(d)(f)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	3.205%	9/15/31	31,936,000	29,484,593	(d)(f)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	$1,003,000	$1,063,026	(d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	11,185,975
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	1.143%	6/20/35	5,178,744	4,818,405	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.558%	9/25/35	20,325	15,453	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.892%	1/15/47	439,000	456,893	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.554%	9/15/47	1,379,000	1,245,402	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,811,508
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.455%	5/15/28	2,451,692	2,395,745	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT A (1 mo. USD LIBOR + 1.150%)	1.855%	7/15/34	21,056,606	20,086,668	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT B (1 mo. USD LIBOR + 2.200%)	2.905%	7/15/34	9,816,858	8,935,353	(d)(f)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	33,525,336	34,259,474	(d)(f)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	30,335,081	31,089,433	(d)(f)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	281,522	188,046	(f)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	54,874	35,029	(f)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	1.297%	5/25/35	430,236	198,008	(d)(f)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	1.317%	8/25/36	8,570,776	8,216,726	(d)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	4.130%	12/25/35	$22,862	$17,866	(d)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	3.678%	2/25/36	53,549	46,366	(d)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.555%	11/15/34	2,134,024	1,917,590	(d)(f)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	2.105%	5/15/36	19,362,000	18,065,557	(d)(f)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.030%	3/15/52	42,116,552	3,115,155	(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.506%	7/25/35	486,759	395,578	(d)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	6,251,042	(d)(f)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	160,613	151,609	(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/34	15,583,000	15,333,778	(f)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	7,665,709	7,938,579	(d)(f)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	11,506,586	11,992,934	(d)(f)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	13,215,871	13,796,404	(d)(f)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	13,896,903	14,465,542	(d)(f)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	18,586,078	19,312,292	(d)(f)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	21,278,320	21,510,147	(d)(f)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	23,894,977	24,645,148	(d)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	70,263	47,249
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	1,381,608	1,364,928	(d)(f)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	2.852%	7/26/37	$5,367,360	$5,231,335	(d)(f)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	371,549	360,002	(f)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	16,595,210	9,502,871	(f)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	10,764	7,685
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	7,559,000	6,822,912	(d)(f)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,200,000	21,310,357
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	1.267%	10/25/35	268,284	233,845	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	4.314%	9/25/33	10,738	9,594	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	3.800%	9/25/36	124,218	103,472	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	1.237%	12/25/45	43,536	39,273	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	2,606	2,661
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	2,675,488	2,659,409	(d)(f)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.114%	5/15/48	33,905,738	1,480,664	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	229,996	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.030%	3/15/47	8,006,572	232,143	(d)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,635,905	(d)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.036%	8/15/47	$26,270,468	$927,723	(d)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,707,812

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,152,438,383)				1,129,621,252

ASSET-BACKED SECURITIES - 5.4%
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.183%	5/1/26	1,545,006	1,535,908	(d)(f)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.353%	5/1/27	5,040,747	4,992,608	(d)(f)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	2.780%	4/30/31	4,063,000	3,778,988	(d)(f)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	2.934%	11/10/30	6,041,000	5,731,097	(d)(f)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.982%	7/25/32	308,599	295,754	(d)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	11,221,000	10,219,526	(f)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	3.652%	4/22/31	4,478,000	4,152,920	(d)(f)
Ares XLIV CLO Ltd., 2017-44A A2 (3 mo. USD LIBOR + 1.350%)	3.181%	10/15/29	3,582,000	3,380,892	(d)(f)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	2.751%	4/15/30	8,060,000	7,698,396	(d)(f)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	1.057%	5/25/36	107,866	35,190	(d)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	2.971%	1/15/28	1,773,000	1,711,752	(d)(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	13,433,000	12,817,313	(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	15,842,249	(f)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	27,286,933	(f)
Bain Capital Credit CLO, 2017-1A B (3 mo. USD LIBOR + 1.800%)	3.619%	7/20/30	250,000	221,852	(d)(f)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	2.819%	4/20/31	5,373,000	5,029,794	(d)(f)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	3.648%	11/20/30	1,500,000	1,424,569	(d)(f)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.922%	12/25/34	$4,732,487	$4,252,165	(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.069%	1/20/29	6,269,000	6,013,262	(d)(f)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	2.982%	10/22/30	250,000	236,062	(d)(f)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.178%	4/13/27	10,870,984	10,803,204	(d)(f)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	2.863%	11/23/25	2,878,172	2,854,602	(d)(f)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	3.716%	12/27/39	3,872,447	3,932,965	(d)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.163%	7/16/32	12,288,000	11,834,352	(d)(f)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.844%	7/27/31	16,435,000	15,614,515	(d)(f)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.519%	4/20/29	6,605,000	6,160,886	(d)(f)
CBAM Ltd., 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	3.586%	10/17/29	7,778,000	7,274,903	(d)(f)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	2.909%	10/20/28	1,791,000	1,731,415	(d)(f)
CERBERUS LOAN FUNDING XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	3.684%	1/15/32	1,950,000	1,844,743	(d)(f)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	2.829%	4/23/29	3,250,000	3,127,036	(d)(f)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	9,276,238	9,900,260	(f)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	1.287%	12/25/36	275,122	164,447	(d)(f)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	6.369%	2/3/29	6,625	5,792	(d)(f)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	36,947,182	35,881,023	(d)(f)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CSMC Trust, 2017-RPL1 M1	3.074%	7/25/57	$22,223,700	$19,990,863	(d)(f)
Cumberland Park CLO Ltd. (3 mo. USD LIBOR + 1.800%)	3.619%	7/20/28	1,750,000	1,592,629	(d)(f)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.081%	7/15/26	1,859,381	1,836,835	(d)(f)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	11,100,024	10,519,714	(f)
Dryden 53 CLO Ltd., 2017-53A B (3 mo. USD LIBOR + 1.400%)	3.231%	1/15/31	1,900,000	1,733,091	(d)(f)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	3.031%	7/15/30	8,351,000	8,082,256	(d)(f)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	2,234,337	2,401,540
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	380,323
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	20,557,845
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	3.806%	7/23/32	6,717,000	5,997,683	(d)(f)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	3.431%	10/15/30	10,971,000	9,862,885	(d)(f)
Galaxy CLO Ltd., 2015-19A A1R (3 mo. USD LIBOR + 1.220%)	3.021%	7/24/30	4,690,000	4,461,724	(d)(f)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	3.041%	2/5/31	2,250,000	2,104,063	(d)(f)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	3.539%	10/20/31	10,568,000	9,865,989	(d)(f)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	0.000%	5/5/32	1,250,000	1,050,401	(d)(f)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.841%	4/15/31	6,680,000	6,382,152	(d)(f)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.079%	1/20/30	4,700,000	4,563,169	(d)(f)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	1.377%	8/25/35	$5,187,161	$5,131,237	(d)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.874%	7/25/27	5,120,099	5,035,433	(d)(f)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	3.257%	1/20/33	17,310,000	16,204,514	(d)(f)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	1.127%	2/25/36	670,095	662,820	(d)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	3.083%	1/16/33	1,750,000	1,639,587	(d)(f)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.181%	7/15/26	14,385,000	14,015,162	(d)(f)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	3.086%	7/17/29	2,015,000	1,942,420	(d)(f)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	3.686%	7/17/29	5,821,000	5,363,359	(d)(f)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	3.631%	7/15/31	600,000	540,212	(d)(e)(f)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.069%	1/20/29	10,971,000	10,583,833	(d)(f)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	3.619%	1/20/29	4,621,000	4,258,898	(d)(f)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	2.973%	10/16/30	5,750,000	5,434,394	(d)(f)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	2.831%	4/15/31	4,787,000	4,524,447	(d)(f)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.171%	4/15/29	8,284,000	7,992,884	(d)(f)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	2.923%	7/16/31	4,478,000	4,414,892	(d)(f)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	3.071%	7/15/27	4,839,000	4,770,107	(d)(f)
LCM XX LP, 20A AR (3 mo. USD LIBOR + 1.040%)	2.859%	10/20/27	3,780,000	3,712,466	(d)(f)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	3.129%	3/20/30	10,290,000	9,990,983	(d)(f)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	25,664,944	25,707,227	(f)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	1.444%	1/21/31	$43,748	$41,631	(d)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	2.247%	11/25/34	461,023	456,532	(d)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	1.877%	4/25/35	1,247,368	1,246,704	(d)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	2.919%	7/20/31	4,478,000	4,296,113	(d)(f)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	2.772%	11/15/28	4,917,000	4,783,159	(d)(f)
Marathon CLO XIII Ltd., 2019-1A A1BL (3 mo. USD LIBOR + 2.000%)	3.831%	4/15/32	4,702,000	4,178,743	(d)(f)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	0.000%	7/15/29	4,000,000	3,598,772	(d)(f)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	3.433%	5/22/27	1,724,000	1,623,475	(d)(f)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	3,257,629	3,255,121	(d)(f)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.419%	10/20/30	6,090,000	5,419,814	(d)(f)
Nassau Ltd., 2017-IIA AF	3.380%	1/15/30	10,060,000	10,152,361	(f)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	16,730,000	17,086,786	(f)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	28,990,000	29,338,471	(f)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	2.247%	3/25/66	8,956,000	8,682,815	(d)(f)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	1.789%	8/27/36	21,637,000	19,990,243	(d)
Newark BSL CLO 2 Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.270%)	3.064%	7/25/30	2,740,000	2,656,720	(d)(f)
Ocean Trails CLO IV, 2013-4A AR (3 mo. USD LIBOR + 0.900%)	2.607%	8/13/25	632,456	630,092	(d)(f)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	2.723%	5/23/31	5,330,000	5,109,994	(d)(f)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	63

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	3.032%	11/15/32	$2,740,000	$2,631,540	(d)(f)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.968%	4/20/32	14,280,000	13,565,986	(d)(f)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	1.237%	5/25/46	10,808,999	10,561,051	(d)(f)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	2.739%	10/20/27	5,467,212	5,359,432	(d)(f)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	5,458,319	5,581,572
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	2.956%	7/17/26	1,335,643	1,331,782	(d)(f)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	2.951%	7/15/30	896,000	851,562	(d)(f)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	224,889	223,858	(f)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.944%	3/25/44	24,941,000	22,437,303	(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.705%	6/15/37	10,245,000	9,122,262	(d)(f)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	2.894%	7/26/31	649,000	608,234	(d)(f)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	1.747%	2/25/34	4,538,622	4,323,062	(d)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	2.986%	1/17/26	1,521,618	1,512,347	(d)(f)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,975,129	3,498,344	(f)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	2.803%	4/16/31	2,004,000	1,915,307	(d)(f)
Symphony CLO XVIII Ltd., 2016- 18A B (3 mo. USD LIBOR + 1.800%)	3.606%	1/23/28	2,776,000	2,616,025	(d)(f)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.056%	7/17/28	6,717,000	6,502,163	(d)(f)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.498%	10/13/29	5,426,000	4,914,665	(d)(f)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.519%	10/20/28	5,472,000	5,069,146	(d)(f)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.094%	10/25/32	$12,242,000	$11,777,955	(d)(f)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,769,994	3,938,357
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,994,865	4,125,541
Venture 37 CLO Ltd., 2019-37A A1N (3 mo. USD LIBOR + 1.390%)	3.221%	7/15/32	1,970,000	1,856,965	(d)(f)
Venture XXVIII CLO, 2017-28RR A1 (3 mo. USD LIBOR + 1.280%)	3.099%	7/22/30	6,646,053	6,255,079	(d)(f)
Venture XXVIII CLO, 2017-28RR A2 (3 mo. USD LIBOR + 1.110%)	2.929%	7/22/30	9,889,948	9,284,634	(d)(f)
Venture XXX CLO Ltd., 2017-30A B (3 mo. USD LIBOR + 1.600%)	3.431%	1/15/31	4,343,000	3,889,261	(d)(f)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.541%	6/7/30	7,075,000	6,608,383	(d)(f)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	2.981%	10/15/31	6,045,000	5,750,850	(d)(f)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.211%	7/24/32	4,979,000	4,635,329	(d)(f)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.081%	10/15/31	1,412,000	1,315,980	(d)(f)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	1,795,881	1,788,539	(f)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.361%	10/15/28	7,023,000	6,833,035	(d)(f)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.321%	7/15/32	22,998,000	21,523,230	(d)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $818,016,670)				785,851,735

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.3%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	30,125,118	38,633,891
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	31,561,465	36,104,631
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	28,353,947	34,478,160
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	34,836,129	42,909,997

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	65

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	$203,178,989	$252,588,870
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	220,288,631	227,256,048

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $581,110,877)				631,971,597

SOVEREIGN BONDS - 4.2%
Brazil - 0.0%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	5,907,775

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	8,097,371
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	5,651,000	5,840,718
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	14,594,223
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,469,000	1,520,415
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	23,335,955

Total Colombia				53,388,682

India - 0.0%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,982,524	(f)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,066,000	1,079,410	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,185,494	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	253,814	(f)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	324,678	(k)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	889,691	(f)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	19,057,000	19,304,094	(f)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,063,000	3,270,911	(k)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	8,346,640	(f)

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	$2,705,000	$3,030,152	(k)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,233,000	6,932,727	(f)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,078,000	2,183,547	(f)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	26,900,000	26,955,060

Total Indonesia				77,756,218

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,680,000	6,680,000
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,660,000	3,660,000

Total Israel				10,340,000

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	15,162,000	17,166,053	(f)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	22,583,000	23,538,419	(f)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,347,000	4,450,567
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	9,547,000	9,737,367
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	119,512
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	51,074,000	51,661,862
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	13,344,000	13,341,465

Total Mexico				79,310,773

Panama - 0.5%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,782,493
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	13,867,015
Panama Government International Bond, Senior Notes	4.500%	5/15/47	15,762,000	17,402,273

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - (continued)
Panama Government International Bond, Senior Notes	4.300%	4/29/53	$26,960,000	$29,260,092
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,260,750	(e)

Total Panama				67,572,623

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	10,469,000	15,314,105
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	17,088,000	25,637,212

Total Peru				40,951,317

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	5,749,000	6,136,299
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	23,455,000	25,611,734

Total Poland				31,748,033

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	15,556,000	16,042,343	(k)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,238,539	(k)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	8,302,000	8,912,944	(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	21,046,000	24,890,220	(f)

Total Qatar				51,084,046

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	40,800,000	49,851,480	(k)

Saudi Arabia - 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	2,931,543	(f)

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	24,500,118	(f)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	33,010,000	30,864,350	(f)

Total United Arab Emirates				55,364,468

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$22,174,000	$24,236,404
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	14,884,000	16,991,053

Total Uruguay				41,227,457

TOTAL SOVEREIGN BONDS (Cost - $587,550,187)				615,121,411

MUNICIPAL BONDS - 0.0%
Illinois - 0.0%
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,079

Missouri - 0.0%
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding	3.229%	5/15/50	5,970,000	6,182,711	(e)

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	195,462

TOTAL MUNICIPAL BONDS (Cost - $6,159,533)				6,381,252

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $85.00	4/24/20	663	1,326,000	0	(i)
U.S. Treasury 5-Year Notes Futures, Put @ $100.00	4/24/20	12,567	12,567,000	98,186
U.S. Treasury 5-Year Notes Futures, Put @ $105.00	4/24/20	6,000	6,000,000	93,750
U.S. Treasury 5-Year Notes Futures, Put @ $109.00	4/24/20	711	711,000	11,109
U.S. Treasury 5-Year Notes Futures, Put @ $111.00	4/24/20	70	70,000	1,094
U.S. Treasury 5-Year Notes Futures, Put @ $116.00	4/24/20	10,159	10,159,000	238,107
U.S. Treasury 2-Year Notes Futures, Put @ $95.00	4/24/20	10,026	20,052,000	0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $102.00	4/24/20	171	342,000	0	(i)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 2-Year Notes Futures, Put @ $103.00		4/24/20	4,518	$9,036,000	$0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $106.00		4/24/20	1,541	3,082,000	0	(i)
U.S. Treasury 5-Year Notes Futures, Put @ $95.00		4/24/20	1,068	1,068,000	8,344
U.S. Treasury 5-Year Notes Futures, Put @ $101.00		4/24/20	987	987,000	7,711
U.S. Treasury 5-Year Notes Futures, Put @ $107.00		4/24/20	17	17,000	266
U.S. Treasury 5-Year Notes Futures, Put @ $108.00		4/24/20	278	278,000	4,344
U.S. Treasury 5-Year Notes Futures, Put @ $110.00		4/24/20	11	11,000	172
U.S. Treasury 5-Year Notes Futures, Put @ $112.50		4/24/20	4,334	4,334,000	101,580
U.S. Treasury 5-Year Notes Futures, Put @ $113.50		4/24/20	1,854	1,854,000	43,454
U.S. Treasury 5-Year Notes Futures, Put @ $114.00		4/24/20	4,143	4,143,000	97,104
U.S. Treasury 5-Year Notes Futures, Put @ $115.00		4/24/20	6,038	6,038,000	141,519

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $2,583,355)					846,740

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 65.00bps	Bank of America N.A.	5/20/20	146,700,000	146,700,000	91,249
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	11,870,000	11,870,000	44,315
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	35,630,000	35,630,000	133,021

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
OTC PURCHASED OPTIONS - (continued)
Interest rate swaption, Put @ 192.00bps	Morgan Stanley & Co. Inc.	7/30/20	38,620,000	$38,620,000	$127,923
Interest rate swaption, Put @ 191.00bps	Morgan Stanley & Co. Inc.	8/19/20	54,630,000	54,630,000	226,914

TOTAL OTC PURCHASED OPTIONS (Cost - $3,680,267)					623,422

TOTAL PURCHASED OPTIONS (Cost - $6,263,622)					1,470,162

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $14,992,136,221)					15,290,832,457

		RATE		SHARES
SHORT-TERM INVESTMENTS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $64,534,888)		0.334%		64,534,888	64,534,888	(m)

TOTAL INVESTMENTS - 104.9% (Cost - $15,056,671,109)					15,355,367,345
Liabilities in Excess of Other Assets - (4.9)%					(712,410,427)

TOTAL NET ASSETS - 100.0%					$14,642,956,918

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2020, the Fund held TBA securities with a total cost of $1,012,086,059.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of March 31, 2020.

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of March 31, 2020.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $64,534,888 and the cost was $64,534,888 (Note 2).

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
bps	— basis point spread (100 basis points = 1.00%)
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/24/20	$125.00	1,503	$1,503,000	$(939,375)
U.S. Treasury 5-Year Notes Futures, Call	4/24/20	125.50	997	997,000	(334,930)
U.S. Treasury 5-Year Notes Futures, Call	4/24/20	126.00	97	97,000	(15,914)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	122.50	977	977,000	(53,430)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	122.75	624	624,000	(39,000)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.00	2,284	2,284,000	(142,750)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.75	3,439	3,439,000	(295,541)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.00	4,659	4,659,000	(473,182)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.25	3,267	3,267,000	(408,375)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.50	3,477	3,477,000	(543,281)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.00	4,801	4,801,000	(1,050,219)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.50	2,399	2,399,000	(712,203)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.75	118	118,000	(41,484)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	135.50	480	480,000	(1,612,500)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	136.00	175	175,000	(508,594)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	137.00	1,005	1,005,000	(2,057,109)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	137.50	296	296,000	(490,250)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	138.00	2,120	2,120,000	(2,782,500)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call		4/24/20	$139.00		521	$521,000	$(390,750)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	132.00		288	288,000	(18,000)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	134.00		2,540	2,540,000	(277,813)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	135.00		1,634	1,634,000	(229,781)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	135.50		143	143,000	(24,578)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	136.00		1,343	1,343,000	(293,781)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	137.00		282	282,000	(101,344)
U.S. Treasury Long-Term Bonds Futures, Call		4/24/20	172.00		567	567,000	(4,358,813)
U.S. Treasury Long-Term Bonds Futures, Call		4/24/20	178.00		849	849,000	(2,666,391)
U.S. Treasury Long-Term Bonds Futures, Call		4/24/20	180.00		226	226,000	(483,781)
U.S. Treasury Long-Term Bonds Futures, Put		4/24/20	172.00		976	976,000	(610,000)
U.S. Treasury Long-Term Bonds Futures, Put		4/24/20	175.00		802	802,000	(877,188)
U.S. Treasury Long-Term Bonds Futures, Put		4/24/20	178.00		203	203,000	(421,859)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $33,122,859)							$(23,254,716)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	146,700,000	$146,700,000	$(2,160,060)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	62.00	bps	296,830,000	296,830,000	(26,591)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	73.00	bps	296,830,000	296,830,000	(440,829)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	65,310,000	65,310,000	(2,640)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	195,940,000	195,940,000	(7,922)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	193,100,000	193,100,000	(5,436)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	273,160,000	273,160,000	(13,397)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $7,024,226)							$(2,656,875)

TOTAL WRITTEN OPTIONS (Premiums received - $40,147,085)							$(25,911,591)

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviation used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	3,698	4/20	$1,520,973,902	$1,539,839,406	$18,865,504
90-Day Eurodollar	19,596	6/20	4,860,630,914	4,873,280,250	12,649,336
U.S. Treasury 2-Year Notes	16,919	6/20	3,672,442,572	3,728,656,796	56,214,224
U.S. Treasury 5-Year Notes	37,045	6/20	4,551,178,466	4,643,938,232	92,759,766
U.S. Treasury 10-Year Notes	9,121	6/20	1,245,031,820	1,264,968,688	19,936,868

					200,425,698

Contracts to Sell:
90-Day Eurodollar	4,850	3/21	1,207,781,840	1,209,044,375	(1,262,535)
90-Day Eurodollar	7,194	6/21	1,771,374,293	1,793,284,350	(21,910,057)
90-Day Eurodollar	9,788	12/21	2,426,164,870	2,439,047,250	(12,882,380)
U.S. Treasury Long-Term Bonds	9,570	6/20	1,611,021,979	1,713,628,125	(102,606,146)
U.S. Treasury Ultra 10-Year Notes	1,168	6/20	169,801,788	182,244,500	(12,442,712)
U.S. Treasury Ultra Long-Term Bonds	973	6/20	204,319,508	215,884,375	(11,564,867)

					(162,668,697)

Net unrealized appreciation on open futures contracts					$37,757,001

At March 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$7,100,000	3/20/24	0.219%	1.000% quarterly	$219,633	$(60,259)	$279,892

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$356,382	7/25/36	4.420% monthly	$35,415	$21,075	$14,340	(a)(b)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(4,170)	$409,407
639,544,000	3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	98,298	1,993,286
372,550,000	3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(298,767)	3,794,942
785,115,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	2,579,125	(49,869,729)
529,114,000	7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	1,823,322	(32,574,461)
477,102,000	11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	106,874	(31,521,335)
187,680,000	11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(710,105)	(12,264,374)
408,859,000	2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	75,689	(4,718,178)
368,464,000	2/15/27	0.300% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	1,128,781	106,396
501,470,000	3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	3,702,289	2,355,698
15,476,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	160,496	(7,062,689)
45,838,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	61,343	(9,663,089)
347,787,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(694,010)	(75,350,499)
55,242,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	937,149	(1,097,434)

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (continued)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$27,994,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	$753,421
	27,979,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	659,134

Total	$5,004,494,000				$8,966,314	$(214,049,504)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.33 Index	$2,291,972,500	12/20/24	1.000% quarterly	$(7,960,021)	$21,568,124	$(29,528,145)
Markit CDX.NA.IG.33 Index	41,800,000	12/20/29	1.000% quarterly	(1,251,617)	(258,358)	(993,259)
Markit CDX.NA.IG.34 Index	656,870,000	6/20/25	1.000% quarterly	(4,462,047)	(908,095)	(3,553,952)

Total	$2,990,642,500			$(13,673,685)	$20,401,671	$(34,075,356)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	77

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

78	Western Asset Core Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

79

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

80

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$6,155,000,057	$5,641,657		$6,160,641,714
Corporate Bonds & Notes:
Financials	—	1,263,942,891	0	*	1,263,942,891
Other Corporate Bonds & Notes	—	2,743,507,606	—		2,743,507,606
U.S. Government & Agency Obligations	—	1,952,322,837	—		1,952,322,837
Collateralized Mortgage Obligations	—	1,129,621,252	—		1,129,621,252
Asset-Backed Securities	—	785,851,735	—		785,851,735
U.S. Treasury Inflation Protected Securities	—	631,971,597	—		631,971,597
Sovereign Bonds	—	615,121,411	—		615,121,411
Municipal Bonds	—	6,381,252	—		6,381,252
Purchased Options:
Exchange-Traded Purchased Options	$846,740	—	—		846,740
OTC Purchased Options	—	623,422	—		623,422

Total Long-Term Investments	846,740	15,284,344,060	5,641,657		15,290,832,457

Short-Term Investments†	64,534,888	—	—		64,534,888

Total Investments	$65,381,628	$15,284,344,060	$5,641,657		$15,355,367,345

Other Financial Instruments:
Futures Contracts	$200,425,698	—	—		$200,425,698
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$219,633	—		219,633
Centrally Cleared Interest Rate Swaps	—	10,072,284	—		10,072,284
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$35,415		35,415

Total Other Financial Instruments	$200,425,698	$10,291,917	$35,415		$210,753,030

Total	$265,807,326	$15,294,635,977	$5,677,072		$15,566,120,375

81

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$23,254,716	—	—	$23,254,716
OTC Written Options	—	$2,656,875	—	2,656,875
Futures Contracts	162,668,697	—	—	162,668,697
Centrally Cleared Interest Rate Swaps	—	224,121,788	—	224,121,788
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	34,075,356	—	34,075,356

Total	$185,923,413	$260,854,019	—	$446,777,432

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$613,248,406	$1,810,027,452	1,810,027,452	$2,358,740,970	2,358,740,970

82

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,421,373	—	$64,534,888

83